Income Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%	25.00%
Operating loss carry forward					¥ 146,200,000
Operating loss carry forwards expiration year	2017	2017
Operating loss carry forward, valuation allowance			¥ 0
Deferred tax asset allowance	$ 1,955,204				12,665,420
Deferred tax asset allowance rate	2.00%	2.00%		(0.78%)
Undistributed profits that the Group has both the intent and ability to permanently reinvest					1,600,000,000
Unrecognized deferred tax liabilities					144,300,000
Increase in unrecognized tax benefit
Unrecognized tax benefit, interest on income tax expense			¥ 1,038,963	¥ 925,803
Unrecognized tax benefit, accrued interest in current period			¥ 4,804,123		¥ 29,033
Reverse due to lapse of statute of limitations	$ 1,729,317	¥ 11,202,168
Minimum
Income Taxes [Line Items]
Withholding income tax rate	5.00%	5.00%
Maximum
Income Taxes [Line Items]
Withholding income tax rate	10.00%	10.00%
If the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations	3 years	3 years
If underpayment of tax liability exceeding RMB0.1 million
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations	5 years	5 years
In the case of a related party transaction
Income Taxes [Line Items]
Unrecognized tax benefit, statute of limitations	10 years	10 years
Inland Revenue, Hong Kong
Income Taxes [Line Items]
Income tax rate	16.50%	16.50%
State Administration of Taxation, People's Republic of China
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%
Estimated Effective Income Tax Rate
Income Taxes [Line Items]
Deferred tax asset allowance rate	73.20%	73.20%